Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income [Abstract]
Schedule of Finance Income Earned
Finance income earned for the years ended 31 December 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Changes in the fair value of derivatives (see Note 27)	194,962	75,528	—
Interest income from cash and cash equivalents	2,162	4,577	4,547
Interest on financial assets	204	—	—
Gain on lease termination	765	—	—
Other interest income	399	40	276
	198,492	80,145	4,823

Schedule Finance Costs Incurred
Finance costs incurred for the years ended 31 December 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Changes in the fair value of derivatives (see Note 27)	(3,112)	(145,564)	(132,333)
Interest on debt and borrowings	(127,632)	(147,373)	(129,327)
Interest on lease liabilities (see Note 13)	(9,238)	(6,614)	(3,840)
Amortization of deferred debt issue costs	(9,208)	(3,614)	(1,657)
	(149,190)	(303,165)	(267,157)